PREPAID EQUIPMENT COST, NET - Additional Information (Details)	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Schedule Of Prepaid Equipment Cost [Line Items]
Prepaid equipment costs	$ 30,000	$ 2,364,000
Bad debt provisions	7,184,000	11,912,000	$ 37,255,000
Bad debt provision accrual	$ 582,000
Unit price	202
Prepaid equipment costs	$ 30,000	2,364,000
Air Line WIFI Equipment [Member]
Schedule Of Prepaid Equipment Cost [Line Items]
Prepaid equipment costs		2,364,000
Bad debt provisions	2,238,000
Prepaid equipment costs		$ 2,364,000
satellite equipment
Schedule Of Prepaid Equipment Cost [Line Items]
Bad debt provision accrual	$ 1,000
Minimum quantity to be purchased in first 3 years | item	500
Number of quantity already purchased | item	40
Unit price	202,000
signal generators
Schedule Of Prepaid Equipment Cost [Line Items]
Prepaid equipment costs	$ 30,000
Prepaid equipment costs	$ 30,000